DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets and liabilities held for sale	The net assets disposed of and fair value of the consideration received / receivable are as follows:

Figures in millions - US Dollars	2025
Tangible assets	146
Right of use assets	6
Inventories	21
Trade, other receivables and other assets	20
Cash and cash equivalents	21
Lease liabilities	(6)
Trade and other payables	(84)
Environmental rehabilitation and other provisions	(30)
Tax indemnity liability	23
Net assets disposed of	117
Consideration received	(117)
Cash	(73)
Contingent consideration asset	(44)
The net assets disposed of, fair value of the consideration received / receivable and loss on disposal are as follows:

Figures in millions - US Dollars	2025
Tangible assets	207
Net trade and other receivables	1
Cash and cash equivalents	1
Net assets disposed of	209
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	47